INTANGIBLE ASSETS (Details Narrative) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	$ 38,200	$ 38,200	$ 0
Amortization expense	$ 2,733	$ 2,733